Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	20 Months Ended		37 Months Ended		56 Months Ended		60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024		Jul. 31, 2024		Jul. 31, 2024		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Dec. 15, 2022	Jul. 31, 2022	Jul. 31, 2021	Jul. 02, 2021	Jul. 31, 2020	Dec. 10, 2019	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000228471 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,170	$ 11,170		$ 11,170		$ 11,170		$ 11,170	$ 11,170	$ 9,983		$ 9,472	$ 9,574	$ 9,550
Average Annual Return, Percent	6.85%			3.66%	[1]
C000228471 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	11.88%			5.23%	[1]
C000228470 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 6,556,654	6,556,654		$ 6,556,654		$ 6,556,654		6,556,654	6,556,654	5,845,962		5,538,973	5,578,311		$ 4,481,209	$ 5,000,000
Average Annual Return, Percent	12.16%					6.01%	[2]
C000108029 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 16,843	16,843		16,843		$ 16,843		$ 16,843	$ 16,843	15,097		13,823	13,887		11,507		$ 11,476	$ 11,658	$ 11,069	$ 9,526	$ 9,447	$ 9,550
Average Annual Return, Percent	6.57%							6.98%	5.35%
C000108029 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	11.56%							7.98%	5.84%
C000108030 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Account Value	$ 16,280	16,280		16,280		16,280		$ 16,280	$ 16,280	14,715		13,575	13,743		11,472		11,534	11,820	11,301	9,819	9,810	10,000
Average Annual Return, Percent	9.64%							7.14%	4.99%
C000108030 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	10.64%							7.14%	4.99%
C000149634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K
Account Value	$ 9,300,111	9,300,111		9,300,111		9,300,111		$ 9,300,111	$ 9,300,111	8,315,707		7,586,626	7,620,396		6,294,218		6,267,153	6,351,400	5,908,344	5,066,193	4,955,647	5,000,000
Average Annual Return, Percent	11.84%							8.21%	6.40%
C000149635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 16,793	16,793		16,793		16,793		$ 16,793	$ 16,793	15,115		13,884	13,986		11,725		11,782	12,061	11,500	9,956	9,914	10,000
Average Annual Return, Percent	11.10%							7.35%	5.32%
C000108031 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 8,975,930	8,975,930		8,975,930		8,975,930		$ 8,975,930	$ 8,975,930	8,028,189		7,335,281	7,355,149		6,079,430		6,063,183	6,152,558	5,824,538	5,006,672	4,955,585	5,000,000
Average Annual Return, Percent	11.80%							8.16%	6.03%
C000028039 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 19,236	19,236		19,236		19,236		$ 19,236	$ 19,236	17,045		16,004	17,252		14,320		13,300	12,258	11,211	10,291	10,202	9,550
Average Annual Return, Percent	7.76%							6.67%	6.76%
C000028039 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	12.85%							7.66%	7.25%
C000028041 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Account Value	$ 18,693	18,693		18,693		18,693		$ 18,693	$ 18,693	16,697		15,798	17,157		14,342		13,426	12,468	11,478	10,618	10,614	10,000
Average Annual Return, Percent	10.95%							6.84%	6.45%
C000028041 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	11.95%							6.84%	6.45%
C000166298 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K
Account Value	$ 10,314,179	10,314,179		10,314,179		10,314,179		$ 10,314,179	$ 10,314,179	9,111,941		8,538,176	9,171,014		7,581,861		7,024,982	6,461,681	5,892,284	5,387,754	5,341,315	5,000,000
Average Annual Return, Percent	13.19%							7.98%	7.51%
C000160063 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 19,690	19,690		19,690		19,690		$ 19,690	$ 19,690	17,513		16,492	17,818		14,834		13,823	12,771	11,698	10,754	10,683	10,000
Average Annual Return, Percent	12.43%							7.33%	7.01%
C000028042 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 10,348,437	10,348,437		10,348,437		10,348,437		$ 10,348,437	$ 10,348,437	9,155,946		8,569,114	9,208,546		7,618,656		7,050,507	6,482,110	5,910,456	5,409,646	5,358,695	5,000,000
Average Annual Return, Percent	13.03%							7.98%	7.55%
C000238426 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,076	$ 10,076		10,076		10,076		$ 10,076	$ 10,076	9,516	$ 9,550
Average Annual Return, Percent	1.10%	0.46%	[3]
C000238426 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	5.87%	3.35%	[3]
C000238427 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Account Value	$ 10,425	$ 10,425		10,425		10,425		10,425	10,425	9,920	10,000
Average Annual Return, Percent	4.09%	2.60%	[4]
C000238427 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	5.09%	2.60%	[4]
C000238428 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K
Account Value	$ 5,295,585	$ 5,295,585		5,295,585		5,295,585		5,295,585	5,295,585	4,989,246	5,000,000
Average Annual Return, Percent	6.14%	3.61%	[5]
C000238425 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 5,295,586	$ 5,295,586		5,295,586		5,295,586		5,295,586	5,295,586	4,989,244	5,000,000
Average Annual Return, Percent	6.14%	3.61%	[6]
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,230	$ 9,230		$ 9,230		$ 9,230		$ 9,230	$ 9,230	8,782	$ 10,000	9,088	10,000	10,000	5,386,022	5,000,000	11,619	10,750	10,837	10,893	10,282	10,000
Average Annual Return, Percent	5.10%	2.87%	[3]	(2.26%)	[1]	(0.26%)	[2]	0.19%	1.61%
S And P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 34,403	$ 34,403		$ 34,403		$ 34,403		$ 34,403	$ 34,403	28,165		24,921	26,134		19,153		17,108	15,843	13,629	11,745	11,121	10,000
Average Annual Return, Percent	22.15%							15.00%	13.15%
Bloomberg U S Securitized MBS ABS CMBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized MBS/ABS/CMBS Index
Account Value	$ 9,357	9,357		$ 9,357		$ 9,357		$ 9,357	$ 9,357	8,905		9,324	10,000	$ 10,000	5,194,357	$ 5,000,000
Average Annual Return, Percent	5.07%			(1.95%)	[1]	(0.51%)	[2]
MSCI All Country World NR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World NR Index
Account Value	$ 23,117	23,117		$ 23,117		$ 23,117		$ 23,117	$ 23,117	19,755		17,496	19,545		14,676		13,690	13,298	11,984	10,238	10,283	10,000
Average Annual Return, Percent	17.02%							11.05%	8.74%
Thirty Five MSCI All Country World NR Index 65 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 15,194	15,194		15,194		15,194		$ 15,194	$ 15,194	13,911		13,605	15,016		13,609		12,409	11,641	11,272	10,699	10,292	10,000
Average Annual Return, Percent	9.22%							4.13%	4.27%
Sixty S And P 500 Total Return Index 40 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Total Return Index / 40% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 22,939	$ 22,939		$ 22,939		$ 22,939		$ 22,939	$ 22,939	$ 19,920		$ 18,717	$ 19,945		$ 16,549		$ 14,797	$ 13,641	$ 12,488	$ 11,437	$ 10,790	$ 10,000
Average Annual Return, Percent	15.16%							9.16%	8.66%

[1]	Performance of Class A shares shown in the graph above is from the inception of Class A shares on 7/2/21 through 7/31/24. Index information shown in the graph above is from 7/31/21 through 7/31/24.
[2]	Performance of Class Y shares shown in the graph above is from the inception of Class Y shares on 12/10/19 through 7/31/24. Index information shown in the graph above is from 12/31/19 through 7/31/24.
[3]	Performance of Class A shares of the Fund shown in the graph above is from the inception of Class A shares on 12/15/22 through 7/31/24. Index information shown in the graph above is from 12/31/22 through 7/31/24.
[4]	Performance of Class C shares of the Fund shown in the graph above is from the inception of Class A shares on 12/15/22 through 7/31/24. Index information shown in the graph above is from 12/31/22 through 7/31/24.
[5]	Performance of Class K shares of the Fund shown in the graph above is from the inception of Class A shares on 12/15/22 through 7/31/24. Index information shown in the graph above is from 12/31/22 through 7/31/24.
[6]	Performance of Class Y shares of the Fund shown in the graph above is from the inception of Class A shares on 12/15/22 through 7/31/24. Index information shown in the graph above is from 12/31/22 through 7/31/24.